Eaton Vance

Missouri Municipal Income Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.3%

Security	Principal Amount (000’s omitted)	Value
Education — 6.1%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,235,830
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,114,220
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 0.08%, 3/1/40(1)	500	500,000
University of Missouri, 5.00%, 11/1/25	1,000	1,185,400
University of Missouri, 5.00%, 11/1/30	1,000	1,389,060

		$5,424,510

Electric Utilities — 2.6%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,119,190
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,173,830

		$2,293,020

Escrowed/Prerefunded — 2.3%
Metropolitan St. Louis Sewer District, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$1,068,030
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	973,783

		$2,041,813

General Obligations — 30.5%
Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$948,090
Center School District No. 58, 4.00%, 3/1/38	1,000	1,155,920
Columbia School District, 5.00%, 3/1/31	1,000	1,011,650
Excelsior Springs School District No. 40, 5.00%, 3/1/39	820	1,078,603
Fenton Fire Protection District, 4.00%, 3/1/37	400	460,720
Fenton Fire Protection District, 4.00%, 3/1/38	500	574,725
Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,233,120
Francis Howell R-III School District, 4.00%, 3/1/30	1,500	1,836,345
Francis Howell R-III School District, 4.00%, 3/1/31	750	906,135
Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	1,077,746
Hazelwood School District, 5.00%, 3/1/27	1,000	1,271,210
Hickman Mills C-1 School District, 4.00%, 3/1/29(2)	310	371,439
Independence School District, 5.50%, 3/1/33	450	574,056
Independence School District, 5.50%, 3/1/34	1,000	1,273,890
Jackson County Reorganized School District No. 7, 4.00%, 3/1/37	1,500	1,823,670
Jefferson City School District, 5.00%, 3/1/36	1,000	1,198,020
Jefferson City School District, 5.00%, 3/1/38	500	612,475
Joplin Schools, 5.00%, 3/1/30	1,000	1,269,520
Kansas City, 3.125%, 2/1/39	1,000	1,091,700
Kansas City, 5.00%, 2/1/32	450	572,751
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,128,820

Security	Principal Amount (000’s omitted)	Value
Maplewood Richmond Heights School District, 3.00%, 3/1/34	$250	$275,565
Maplewood Richmond Heights School District, 3.00%, 3/1/35	250	274,968
Maplewood Richmond Heights School District, 4.00%, 3/1/31	100	117,704
Raytown C-2 School District, 5.00%, 3/1/39	1,000	1,292,160
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,102,560
University City School District, 0.00%, 2/15/32	1,000	840,930
University City School District, 0.00%, 2/15/33	1,000	818,030
Wentzville R-IV School District, 0.00%, 3/1/27	805	716,200

		$26,908,722

Hospital — 14.8%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,047,690
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/39	1,000	1,165,330
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,085,730
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,116,590
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,100,570
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,434,413
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,043,410
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 6/1/53	1,500	1,690,665
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,188,000
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,662,854
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/42	500	552,660

		$13,087,912

Housing — 4.5%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 2.35%, 11/1/35	$935	$979,497
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/39	945	1,011,273
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	990	1,045,113
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	855	937,764

		$3,973,647

Industrial Development Revenue — 2.3%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$2,022,066

		$2,022,066

Insured-Education — 0.3%
Missouri Southern State University, (AGM), 4.00%, 10/1/37	$85	$95,469
Missouri Southern State University, (AGM), 4.00%, 10/1/38	70	78,409
Missouri Southern State University, (AGM), 4.00%, 10/1/39	55	61,482

		$235,360

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,003,266
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	297,646

		$1,300,912

Insured-General Obligations — 1.8%
Francis Howell R-III School District, (NPFG), 5.25%, 3/1/21	$1,000	$1,012,600
Riverview Fire Protection District, (BAM), 3.00%, 3/1/36	515	562,025

		$1,574,625

Insured-Lease Revenue/Certificates of Participation — 6.9%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$1,000,000
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	2,063,106
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,818,741
Sedalia, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	578,640
St. Louis Municipal Library District, (BAM), 4.00%, 3/15/34	300	359,559
St. Louis Municipal Library District, (BAM), 4.00%, 3/15/35	200	238,212

		$6,058,258

Insured-Special Tax Revenue — 3.6%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,152,497

		$3,152,497

Insured-Transportation — 2.8%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,143,590
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,350,450

		$2,494,040

Lease Revenue/Certificates of Participation — 3.1%
Orchard Farm R-V School District, Certificates of Participation, 4.00%, 4/1/32	$300	$358,956
St. Charles, Certificates of Participation, 4.00%, 2/1/34	1,000	1,218,190
Washington, Certificates of Participation, 5.00%, 3/1/28	940	1,209,244

		$2,786,390

Other Revenue — 1.4%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 0.09%, 12/1/37(1)	$1,200	$1,200,000

		$1,200,000

Senior Living/Life Care — 3.6%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$524,155
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	200	226,562
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,119,860
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	546,900
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/38	250	272,965
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	500,220

		$3,190,662

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.0%(3)
St. Louis Land Clearance for Redevelopment Authority, (Kiel Opera House Renovation), 3.875%, 10/1/35	$25	$23,142

		$23,142

Transportation — 2.5%
Kansas City Industrial Development Authority, (Kansas City International Airport Terminal Modernization), (AMT), 4.00%, 3/1/45	$2,000	$2,246,220

		$2,246,220

Water and Sewer — 4.7%
Indiana Finance Authority, (CWA Authority), Green Bonds, 4.00%, 10/1/36	$400	$494,684
Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/33	250	337,115
Kansas City, Water Revenue, 4.00%, 12/1/40	500	628,120
Kansas City, Water Revenue, 4.00%, 12/1/41	550	688,254
Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	1,000	1,066,940
Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	312,275
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/35	500	619,620

		$4,147,008

Total Tax-Exempt Investments — 95.3% (identified cost $77,334,861)		$84,160,804

Other Assets, Less Liabilities — 4.7%		$4,154,977

Net Assets — 100.0%		$88,315,781

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2020, 17.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 5.8% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2020.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$84,160,804	$—	$84,160,804
Total Investments	$—	$84,160,804	$—	$84,160,804

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.